STEWARD FUNDS, INC.

on behalf of its series

Steward Covered Call Income Fund

Steward Equity Market Neutral Fund

Steward Global Equity Income Fund

Steward International Enhanced Index Fund

Steward Large Cap Core Fund

Steward Large Cap Growth Fund

Steward Large Cap Value Fund

Steward Select Bond Fund

Steward Small Cap Growth Fund

Steward Values-Focused Large Cap Enhanced Index Fund

Steward Values-Focused Small-Mid Cap Enhanced Index Fund

(the “Funds”)

Supplement dated June 21, 2024 to the Currently Effective Prospectus and Statement of Additional Information dated August 28, 2023

This Supplement reports the following changes to information in the Funds’ Prospectus and Statement of Additional Information dated August 28, 2023.

A.

Upon the recommendation of Crossmark Global Investments, Inc., Steward Small Cap Growth Fund’s investment adviser (the “Adviser”), the Board of Directors of Steward Funds, Inc. has authorized, on behalf of Steward Small Cap Growth Fund, the Fund’s liquidation and termination, which will be effective on or about August 23, 2024 (the “Liquidation Date”). Accordingly, the Fund will redeem all of its outstanding shares on the Liquidation Date. The liquidation will be effected pursuant to a Plan of Liquidation and Termination. The operational costs of the liquidation, including the mailing of notification to shareholders, will be borne by the Fund but reimbursed by the Adviser, after taking into account applicable contractual expense caps then in effect by the Adviser to waive or reimburse certain operating expenses of the Fund. As the Liquidation Date approaches, the Fund’s assets will be converted to cash or cash equivalents and the Fund will not be pursuing its investment objective.

The Fund will be closed to new investors effective at the close of business on June 28, 2024. After that date, existing shareholders may continue to invest in the Fund and retirement plans that currently offer the Fund as an investment option may continue to offer the Fund to their participants until the Liquidation Date.

Prior to the Liquidation Date, shareholders may exchange their shares for shares of the same class of another Steward Fund or redeem their shares prior to the Liquidation Date, in each case at net asset value. Shareholders whose shares are redeemed by the Fund on the Liquidation Date will receive the net asset value per share for all Fund shares they own on the Liquidation Date. The exchange or redemption of Fund shares, on or before the Liquidation Date, generally will be a taxable event for shareholders, other than shareholders that hold Fund shares in a tax-advantaged account (e.g., an individual retirement account, 403(b), 401(k) or other defined contribution or defined benefit plan), but it is important that you consult your personal tax advisor and/or plan provider if you have any questions.

Shareholders that hold Fund shares through a financial intermediary should contact their financial intermediary if they have questions.

B.

Effective immediately, for Steward International Enhanced Index Fund, Steward Values-Focused Large Cap Enhanced Index Fund and Steward Values-Focused Small-Mid Cap Enhanced Index Fund, Andrew Cullivan is added as lead portfolio manager. Mr. Cullivan is a Portfolio Manager of Crossmark Global Investments, Inc. (“Crossmark”), the Funds’ investment adviser.

Rob Botard and Brent Lium (through August 27, 2024) serve as co-portfolio managers for Steward International Enhanced Index Fund, Steward Values-Focused Large Cap Enhanced Index Fund and Steward Values-Focused Small-Mid Cap Enhanced Index Fund. Day-to-day management of Steward International Enhanced Index Fund, Steward Values-Focused Large Cap Enhanced Index Fund and Steward Values-Focused Small-Mid Cap Enhanced Index Fund is carried out by Messrs. Cullivan, Botard and Lium (through August 27, 2024). After August 27, 2024, the day-to-day management of Steward International Enhanced Index Fund, Steward Values-Focused Large Cap Enhanced Index Fund and Steward Values-Focused Small-Mid Cap Enhanced Index Fund will be carried out by Messrs. Cullivan and Botard.

Mr. Cullivan, CFA, joined Crossmark in April 2024 as a Portfolio Manager. Prior to joining Crossmark, he served as a portfolio manager for Veriti Management. He began his career with FactSet Research Systems Inc. specializing in quantitative and risk management. Mr. Cullivan earned his bachelor’s degree in Finance from Bentley University and is a Chartered Financial Analyst (CFA).

C.	Effective immediately, the following is added to existing similar disclosure contained in the “Portfolio Managers” section of the Statement of Additional Information:

Fund	Portfolio Managers	Dollar Range of Equity Securities in Fund Beneficially Owned[1]

Steward International Enhanced Index Fund	Andrew Cullivan	None

Steward Values-Focused Large Cap Enhanced Index Fund	Andrew Cullivan	$1-$10,000

Steward Values-Focused Small-Mid Cap Enhanced Index Fund	Andrew Cullivan	None

1 Information provided as of May 31, 2024.

D.	Effective immediately, the following is added to existing similar disclosure contained in the “Portfolio Managers” section of the Statement of Additional Information:

Portfolio Manager	Number of Registered Investment Companies	Assets under Management	Number of Private Accounts	Assets under Management	Total Assets
Andrew Cullivan[1]	0	$0	0	$0	$0

1 Information provided as of May 31, 2024.

E.	Effective immediately, the following replaces existing similar disclosure contained in the “Directors and Executive Officers” section of the Statement of Additional Information:

Name, Address, Age Executive Officers	Position(s) Held with Funds	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships/ Trusteeships Held by Officer During the Past 5 Years

Robert C. Doll, CFA 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1954	President	Since 2024	President and Chief Executive Officer, Crossmark Global Investments, Inc. (2024 - Present); Chief Investment Officer, Crossmark Global Investments, Inc. (2021 - Present); Chief Equity Strategist and Senior Portfolio Manager, Nuveen (November 2012 - 2021)	N/A

James Jacoby 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1968	Executive Vice President, Derivatives Risk Manager and Liquidity Risk Management Program Administrator	Since 2022	Chief Operating Officer, Crossmark Global Investments, Inc. (2022 - Present); Global Head of Performance and Risk, Invesco, Ltd. (2007 - 2022)	N/A

Brent Lium, CFA 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1969	Executive Vice President	Since 2019	Managing Director – Head of Equity Investments, Crossmark Global Investments, Inc. (February 2021 - Present); Managing Director, Crossmark Global Investments, Inc. (2019 - February 2021); Portfolio Manager, Invesco Ltd. (2001 - 2019)	N/A

Name, Address, Age Executive Officers	Position(s) Held with Funds	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships/ Trusteeships Held by Officer During the Past 5 Years

Rob Botard, CFA 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1970	Executive Vice President	Since 2022	Managing Director and Portfolio Manager, Crossmark Global Investments, Inc. (2022 - Present); Portfolio Manager, Invesco Ltd. (2011- 2022)	N/A

Victoria Fernandez, CFA 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1973	Executive Vice President	Since 2014	Chief Market Strategist, Crossmark Global Investments, Inc. (2018 - Present)	N/A

Paul Townsen 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1971	Executive Vice President	Since 2017	Managing Director – Head of Trading & Investment Operations, Crossmark Global Investments, Inc. (2021 - Present); Managing Director, Crossmark Global Investments, Inc. (2017 - 2021)	N/A

Ryan Caylor, CFA 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1988	Executive Vice President	Since 2020	Portfolio Manager, Crossmark Global Investments, Inc. (2020 - Present); Head of Research, Crossmark Global Investments, Inc. (2019 - Present)	N/A

Heather Lindsey 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1973	Executive Vice President	Since 2022	Managing Director – Head of Distribution, Crossmark Global Investments, Inc. (2021 - Present); Senior Vice President – Head of Strategic Accounts, Invesco Ltd. (2018 - 2020)	N/A

Andrew Cullivan, CFA 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1991	Executive Vice President	Since 2024

Portfolio Manager, Crossmark Global Investments, Inc. (2024 -

Present); Portfolio Manager, Veriti Management (2020 - 2024); Vice President and Regional Director - Quant and Risk Analytics, FactSet Research Systems, Inc. (2013 - 2020)

N/A

Jim A. Coppedge 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1968	Executive Vice President, Chief Compliance Officer, Secretary and Assistant Treasurer	Since 2017	General Counsel and Chief Compliance Officer, Crossmark Global Investments, Inc. (2017 - Present); General Counsel and Chief Compliance Officer, Crossmark Distributors, Inc. (2017 - Present); Secretary, Crossmark Global Investments, Inc. and Crossmark Distributors, Inc. (2018 - Present)	N/A

Monique Labbe 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1973	Treasurer	Since 2023	Senior Principal Consultant, ACA Group (2022 - Present); Fund Treasurer and Principal Financial Officer, Foreside Financial Group, LLC (2014 - 2022)	N/A

Patricia Mims 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1960	Assistant Treasurer	Since 2021	Financial Operations Principal, Crossmark Distributors, Inc. (2018 - Present); Senior Compliance Officer, Crossmark Global Investments, Inc. (2018 - 2020); Assistant Secretary, Crossmark Global Investments, Inc. and Crossmark Distributors, Inc. (2018 - 2020)	N/A

[1]	SFI officers are elected by the Board annually and hold office until the next annual Board meeting at which officers are elected and until his or her successor is elected and qualified.

Please retain this Supplement for future reference.

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